Income taxes - Schedule of Income Tax Expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
Current income tax expense	SFr (27.3)	SFr (29.3)	SFr (48.4)	SFr (51.8)
Deferred income tax benefit	6.6	35.7	14.9	50.9
Income tax (expense) / benefit	SFr (20.7)	SFr 6.4	SFr (33.5)	SFr (0.8)